COMMITMENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
COMMITMENTS
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 20, 2018, the holders of the founder shares, Private Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) are entitled to registration rights. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of 3.50% of the gross proceeds of the Initial Public Offering, or $2,213,750. The deferred fee will be paid in cash only upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Merger Agreement

On July 20, 2020, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub, the Sponsor, Reviva, and Laxminarayan Bhat Ph.D. (“Dr. Bhat”). Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing (as defined below), the Company will re-domicile from the British Virgin Islands to the State of Delaware through a statutory re-domestication (the “Conversion”), and (ii) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Reviva (the “Merger” and, together with the Conversion and the other transactions contemplated by the Merger Agreement, the “Transactions”), with Reviva continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company (after its domiciliation to Delaware).

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Reviva common stock and preferred stock as of immediately prior to the effective time of the Merger (the “Reviva Stockholders” and, together with the holders of Reviva options and warrants immediately prior to the effective time of the Merger, the “Reviva Security Holders”) will be an amount equal to $62,400,000 (the “Merger Consideration”), plus the additional contingent right to receive the Earnout Shares (as defined below) after the Closing, as described below. The Merger Consideration to be paid to Reviva Stockholders will be paid solely by the delivery of new shares of the Company’s common stock, each valued at the price per share (the “Redemption Price”) at which each share of the Company’s common stock is redeemed or converted pursuant to the redemption by the Company of its public stockholders in connection with the Company’s initial business combination.

In addition to the Merger Consideration set forth above, the Reviva Stockholders will also have a contingent right to receive up to an additional 1,000,000 shares of the Company’s common stock (the “Earnout Shares”) after the Closing based on the stock price performance of the Company’s common stock and the achievement by Reviva of certain clinical trial milestones during the three (3) year period following the Closing (the “Earnout Period”).

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Merger Agreement.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 20, 2018, the holders of the founder shares, Private Units (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) are entitled to registration rights. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of 3.50% of the gross proceeds of the Initial Public Offering, or $2,213,750. The deferred fee will be paid in cash only upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.